Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2021
Registrant Name	dei_EntityRegistrantName	AQR Funds
CIK	dei_EntityCentralIndexKey	0001444822
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2021
Prospectus Date	rr_ProspectusDate	Dec. 15, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A